FINANCIAL ASSETS AND FINANCIAL LIABILITIES - Transfers Between Level 1 and Level 2 (Details) - HKD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
FINANCIAL ASSETS AND FINANCIAL LIABILITIES
Fair value asset transferred from level 1 to level 2	$ 0	$ 0